OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 2,402	$ 1,994
Services provided under warranty	(2,428)	(2,086)
Changes in provision	2,382	2,494
Balance as of end of year	$ 2,356	$ 2,402